Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of restatement on each financial statement

	As Previously Reported	Adjustment	Restated
Balance Sheet as of December 31, 2020
Warrant liability	$—	$12,061,764	$12,061,764
Total liabilities	484,647	12,061,764	12,546,411
Class A common stock subject to possible redemption	225,319,500	(12,061,760)	213,257,740
Class A common stock	97	120	217
Additional paid-in capital	5,154,665	2,729,792	7,884,457
Accumulated deficit	(155,332)	(2,729,916)	(2,885,248)
Total stockholders’ equity	$5,000,005	$(4)	$5,000,001

Statement of Operations for the year ended December 31, 2020
Change in fair value of warrant liability	$—	$(2,729,916)	$(2,729,916)
Loss before income tax expense	(152,883)	(2,729,916)	(2,882,799)
Net loss	(152,883)	(2,729,916)	(2,882,799)
Basic and diluted net loss per share, Class A – Public shares	$0.00	$0.00	$0.00
Basic and diluted net loss per share, Class A – Private placement	$(0.03)	$(0.49)	$(0.52)
Basic and diluted net loss per share, Class B – Common stock	$(0.03)	$(0.49)	$(0.52)

Statement of Cash Flows for the year ended December 31, 2020
Cash Flows from Operating Activities:
Net loss	$(152,883)	$(2,729,916)	$(2,882,799)
Adjustments to reconcile net loss to net cash provided by operating activities:
Change in fair value of warrant liability	—	2,729,916	2,729,916
Net cash provided by operating activities	—	—	—
Non-Cash Investing and Financing Activities:
Initial classification of warrant liability	$—	$9,331,848	$9,331,848
Change in Class A common stock subject to possible redemption	$225,319,500	$(12,061,760)	$213,257,740